SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
32.	SUBSEQUENT EVENTS

Repurchase of convertible bonds

On January 15, 2015, the Company repurchased the 2008 Notes with total principal amount of US$86,060,000 with total consideration of RMB526,627,000 according the request from the holders of the 2008 Notes.

Acquisition of Q CELLS

On February 6, 2015, the Company announced the completion of acquisition of Q CELLS from Hanwha Solar, a wholly owned subsidiary of Hanwha Chemical, in an all-stock transaction. The transaction was approved by shareholders of the Company at the extraordinary general meeting held on February 4, 2015. The Company issued approximately 3.7 billion of its ordinary shares (the equivalent of approximately 740.2 million ADSs) to Hanwha Solar.

The transaction is accounted for as a reverse acquisition under the acquisition method of accounting. HQI is determined as the accounting acquirer in accordance with Accounting Standards Codification 805 (“ASC 805”).